Employee Benefit Plans and Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	$ 2,414	$ 2,216
Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	277	232
Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,017	875
Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,092	1,066
U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	139	119
U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	45	45
U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	67	58
Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	10
U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	248	246
U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	251	267
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	409	301
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	81	52
Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	7	7
Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	21	2
Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	716	704
Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	350	336
Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Futures-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		5
Futures-Liabilities [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		(6)
Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	(1)
Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1
Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	28	43
Level 1 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	551	489
Level 1 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	277	232
Level 1 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	272	254
Level 1 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	139	119
Level 1 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	45	45
Level 1 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	67	58
Level 1 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	10
Level 1 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	247	229
Level 1 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	25
Level 1 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	2	3
Level 2 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,838	1,700
Level 2 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	745	621
Level 2 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,067	1,039
Level 2 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	17
Level 2 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	251	267
Level 2 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	384	276
Level 2 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	81	52
Level 2 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	7	7
Level 2 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	21	2
Level 2 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	716	704
Level 2 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	350	336
Level 2 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Futures-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		5
Level 2 [Member] | Futures-Liabilities [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		(6)
Level 2 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	(1)
Level 2 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1
Level 2 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	40
Level 3 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Insurance contracts [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27	16
Level 3 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total